UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008

Check here if Amendment [   ];            Amendment Number: _________
     This Amendment (Check only one):          [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sloane Robinson LLP
Address:     20 St Dunstan's Hill, London, EC3R 8ND

Form 13F File Number:   28-12596

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Tanya Farrell

Title:        Head of Legal and Compliance

Phone:        +44 207 929 8839

Signature, Place, and Date of Signing:

         /s/ Tanya Farrell            London, England            July 28, 2008
         -----------------            ---------------          -----------------
            [Signature]                [City, State]                [Date]


Report Type:            (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            nil

Form 13F Information Table Entry Total:       12

Form 13F Information Table Value Total:       $454,550
                                             (thousands)

                               Sloane Robinson LLP

                           Form 13F Information Table



          Name              Title of Class      CUSIP      Value       SHRS or   SH/  Put/  Investment   Other      Voting Authority
                                                           x$1000    PRN amount  PRN  Call  Discretion  Managers  Sole  Shared  None
-------------------------   --------------    ---------   -------   -----------  ---  ----  ----------  --------  ----  ------  ----

COMPANHIA VALE DO RIO
DOCE                         SPON ADR PFD     204412209     4,132      115,366    SH          SOLE                115,366
CONOCOPHILLIPS                   COM          20825C104    76,371      809,100    SH          SOLE                809,100
DESARROLLADORA
HOMEX S A DE                SPONSORED ADR     25030W100     2,132       36,400    SH          SOLE                 36,400
FOCUS MEDIA HLDG LTD        SPONSORED ADR     34415V109   119,224    4,301,000    SH          SOLE              4,301,000
GAFISA S A                    SPONS ADR       362607301    52,088    1,515,500    SH          SOLE              1,515,500
GIANT INTERACTIVE GROUP
INC                              ADR          374511103        55        4,500    SH          SOLE                  4,500
ISHARES TR                  MSCI EMERG MKT    464287234    15,809      116,600    SH          SOLE                116,600
KT CORP                     SPONSORED ADR     48268K101   130,764    6,133,400    SH          SOLE              6,133,400
NET SERVICOS DE
COMUNICACAO                 SPONSD ADR NEW    64109T201    34,159    2,713,200    SH          SOLE              2,713,200
NETEASE COM INC             SPONSORED ADR     64110W102        68        3,100    SH          SOLE                  3,100
PETROLEO BRASILEIRO SA
PETRO                       SPONSORED ADR     71654V408    15,547      219,500    SH          SOLE                219,500
UNIBANCO-UNIAO DE BANCOS
BRA                         GDR REP PFD UT    90458E107     4,201       33,100    SH          SOLE                 33,100
